Variable Interest Entities - Fair Value Hierarchy of Consolidated VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Trading securities
Investment funds	$ 2,460	$ 2,264
Recurring | Variable Interest Entities | Level 1
Available-for-sale securities
Equity securities	161
Trading securities
Fixed maturity securities	0	0
Equity securities	74	271
Investment funds	0	0
Cash and cash equivalents	14	6
Total assets not carried at fair value	249	277
Recurring | Variable Interest Entities | Level 2
Available-for-sale securities
Equity securities	0
Trading securities
Fixed maturity securities	0	669
Equity securities	0	0
Investment funds	0	0
Cash and cash equivalents	0	0
Total assets not carried at fair value	0	669
Recurring | Variable Interest Entities | Level 3
Available-for-sale securities
Equity securities	0
Trading securities
Fixed maturity securities	50	53
Equity securities	43	38
Investment funds	562	516
Cash and cash equivalents	0	0
Total assets not carried at fair value	655	607
Recurring | Variable Interest Entities | Fair Value
Available-for-sale securities
Equity securities	161
Trading securities
Fixed maturity securities	50	722
Equity securities	117	309
Investment funds	562	516
Cash and cash equivalents	14	6
Total assets not carried at fair value	$ 904	$ 1,553